Taxation	12 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Taxation	7. Taxation

Accounting policies

Current tax is based on taxable profit for the year. Taxable profit is different from accounting profit due to temporary differences between accounting and tax treatments, and due to items that are never taxable or tax deductible. Tax treatments are not recognised unless it is probable that a tax authority will accept the treatment. Once considered to be probable, tax treatments are reviewed each year to assess whether a provision should be taken against full recognition of the treatment on the basis of potential settlement through negotiation and/or litigation with the relevant tax authorities. Tax provisions are included in current liabilities. Penalties and interest on tax liabilities are included in operating profit and finance charges, respectively.
Full provision for deferred tax is made for temporary differences between the carrying value of assets and liabilities for financial reporting purposes and their value for tax purposes, except for deferred tax provision arising on goodwill from business combinations. The amount of deferred tax reflects the expected recoverable amount and is based on the expected manner of recovery or settlement of the carrying amount of assets and liabilities, using the basis of taxation enacted or substantively enacted by the balance sheet date. Deferred tax assets are not recognised where it is more likely than not that the assets will not be realised in the future. No deferred tax liability is provided in respect of any future remittance of earnings of foreign subsidiaries where the group is able to control the remittance of earnings and it is probable that such earnings will not be remitted in the foreseeable future, or where no liability would arise on the remittance.

Critical accounting estimates and judgements

The group is required to estimate the corporate tax in each of the jurisdictions in which it operates. Management is required to estimate the amount that should be recognised as a tax liability or tax asset in many countries which are subject to tax audits which by their nature are often complex and can take several years to resolve; current tax balances are based on such estimations. Tax provisions are based on management’s judgement and interpretation of country specific tax law and the likelihood of settlement. However, the actual tax liabilities could differ from the provision and in such event the group would be required to make an adjustment in a subsequent period which could have a material impact on the group’s profit for the year.
The evaluation of deferred tax asset recoverability requires estimates to be made regarding the availability of future taxable income. For brands with an indefinite life, management’s intention is to recover the book value through a potential sale in the future, and therefore the deferred tax on the brand value is generally recognised using the appropriate country capital gains tax rate. To the extent brands with an indefinite life have been impaired, management considers this to be an indication of recovery through use and in such a case deferred tax on the brand value is recognised using the appropriate country corporate income tax rate.

(a) Analysis of taxation charge for the year

	United Kingdom			Rest of world			Total
	2026 $ million	2025 $ million	2024 $ million	2026 $ million	2025 $ million	2024 $ million	2026 $ million	2025 $ million	2024 $ million
Current tax
Current year	210	157	134	763	987	983	973	1,144	1,117
Adjustments in respect of prior years	26	(22)	(7)	17	(19)	(4)	43	(41)	(11)
	236	135	127	780	968	979	1,016	1,103	1,106
Deferred tax
Origination and reversal of temporary differences	(52)	41	39	(331)	(164)	113	(383)	(123)	152
Changes in tax rates	—	—	—	(1)	4	(18)	(1)	4	(18)
Adjustments in respect of prior years	(24)	8	16	(2)	7	38	(26)	15	54
	(76)	49	55	(334)	(153)	133	(410)	(104)	188
Taxation on profit	160	184	182	446	815	1,112	606	999	1,294
(b) Taxation recognised in other comprehensive income

	2026 $ million	2025 $ million	2024 $ million
Tax on post-employment benefit plans	(14)	(7)	(14)
Tax relating to items that will not be recycled subsequently to the income statement	(14)	(7)	(14)
Tax on exchange differences	5	(10)	(11)
Changes in tax rates	(38)	—	—
Tax on effective portion of changes in fair value of cash flow hedges	(2)	15	(16)
Tax on hyperinflation adjustments	85	98	138
Tax relating to items that may be recycled subsequently to the income statement	50	103	111
	36	96	97
(c) Exceptional tax charges/(credits)
The taxation charge includes the following exceptional items:

	2026 $ million	2025 $ million	2024 $ million
Restructuring programmes(1)	(213)	(46)	(15)
Brand, goodwill and other assets impairment(2)	(356)	(138)	63
Distribution model change in various countries(3)	(19)	(36)	—
Discretionary increase in pension benefits in Ireland(4)	(5)	—	—
Disposal of businesses and brands(5)	18	3	(1)
Various dispute and litigation matters(6)	—	(12)	(23)
Borrowing costs capitalised(7)	—	15	—
	(575)	(214)	24
(1)In the year ended 30 June 2026, an exceptional tax credit of $213 million was recognised in respect of restructuring programmes.
(2)In the year ended 30 June 2026, impairment charges recognised within exceptional operating items resulted in exceptional tax credits of $187 million in respect of the Mey İçki goodwill and several of its brands, $71 million in respect of Don Papa brand, $10 million in respect of Aviation American Gin brand, $7 million in respect of Ypióca brand and related fixed assets, and $36 million in respect of various brands sold predominantly in the US and $45 million in respect of various other US tangible fixed assets and inventory. In the year ended 30
June 2025, exceptional tax credits were recognised in the amount of $30 million in respect of Distill Ventures, $55 million in respect of the Aviation American Gin brand and tangible fixed assets, $40 million in respect of various US brands, tangible fixed assets and inventory and $13 million in respect of the Bell’s whisky brand. In the year ended 30 June 2024, an exceptional tax charge of $95 million was recognised in relation to the reversal of the Shui Jing Fang brand impairment charge, partially offset by an exceptional tax credit of $19 million in respect of the impairment of the Chase brand and the related tangible fixed assets and an exceptional tax credit of $13 million on brand impairments in the US ready-to-drink portfolio.
(3)In the year ended 30 June 2026, an exceptional tax credit of $19 million was recognised in respect of the transformation of Diageo's distribution model in Japan, Singapore and Thailand as the company agreed with LVMH to terminate the existing distribution agreements for Diageo's brands. In the year ended 30 June 2025, an exceptional tax credit of $36 million was recognised in respect of the transformation of the distribution model in France as the company agreed with LVMH to exist from their joint operation and to terminate the existing distribution agreements for Diageo brands.
(4)In the year ended 30 June 2026, $5 million exceptional tax credit was recognised in respect of the one-off discretionary increase in pension benefits related to the Guinness Ireland Group
Pension Scheme.
(5)In the year ended 30 June 2026 the exceptional net tax charge of $18 million mainly comprised a tax charge of $16 million in respect of the sale of Sheridan's, and $5 million in respect of the sale of Guinness Ghana Breweries PLC.
(6)In the year ended 30 June 2025, an exceptional tax credit of $12 million was recognised in respect of various dispute and litigation matters in North America and Europe, including certain costs and expenses associated therewith. In the year ended 30 June 2024, an exceptional tax credit of $23 million was recorded in relation to various dispute and litigation matters in North America, including certain costs and expenses associated therewith.
(7)In the year ended 30 June 2025, an exceptional tax charge of $15 million was recognised in relation to the capitalisation of borrowing costs on the purchase of property, plant, equipment and computer software in the prior years.
(d) Taxation rate reconciliation and factors that may affect future tax charges

	2026 $ million	2026%	2025 $ million	2025%	2024 $ million	2024%
Profit before taxation	2,564		3,537		5,460
Share of after-tax results of associates and joint ventures	218		193		414
Profit before taxation excluding share of after-tax results of associates and joint ventures	2,346		3,344		5,046
Notional charge at UK corporation tax rate	587	25.0	836	25.0	1,262	25.0
Differences in overseas tax rates	(73)	(3.1)	(45)	(1.3)	(86)	(1.7)
Non-taxable gain on disposals of businesses	—	—	(28)	(0.7)	—	—
Disposal of businesses and brands	12	0.5	54	1.6	17	0.3
Other items not chargeable	(103)	(4.4)	(69)	(2.1)	(72)	(1.4)
Impairment	14	0.6	105	3.1	6	0.1
Other items not deductible	109	4.6	105	3.1	70	1.4
Irrecoverable withholding taxes	58	2.5	60	1.8	55	1.1
Movement in provision in respect of uncertain tax positions(1)	(14)	(0.6)	18	0.5	6	0.1
Changes in tax rates	(1)	—	4	0.1	(18)	(0.4)
Adjustments in respect of prior years(2)	17	0.7	(41)	(1.2)	54	1.1
Taxation on profit / Reported tax rate	606	25.8	999	29.9	1,294	25.6
Tax rate before exceptional items	—	24.3	—	24.9	—	25.1
(1)Movement in provision in respect of uncertain tax positions includes both current and prior year uncertain tax position movements.
(2)Excludes prior year movement in provisions.
The table above reconciles the notional taxation charge calculated at the UK tax rate, to the actual total tax charge. As a group operating in multiple countries, the actual tax rates applicable to profits in those countries are different from the UK tax rate. The impact is shown in the table above as differences in overseas tax rates.
The group’s worldwide business leads to the consideration of a number of important factors which may affect future tax charges, such as the levels and mix of profitability in different jurisdictions, transfer pricing regulations, tax rates imposed and tax regime reforms, acquisitions, disposals, restructuring activities, and settlements or agreements with tax authorities.
Significant ongoing changes in the international tax environment and an increase in global tax audit activity mean that tax uncertainties and associated risks have been gradually increasing. In the medium-term, these risks could result in an increase in tax liabilities or adjustments to the carrying value of deferred tax assets and liabilities. See note 19(f).
The group has a number of ongoing tax audits worldwide for which provisions are recognised in line with the relevant international accounting standard, taking into account best estimates and management’s judgements concerning the ultimate outcome of the tax audits. For the year ended 30 June 2026, ongoing audits that are provided for individually are not expected to result in a material tax liability. The current tax asset of $244 million (30 June 2025 – $354 million) and tax liability of
$207 million (30 June 2025 – $138 million) include $213 million (30 June 2025 – $217 million) of provisions for tax uncertainties.
The cash tax paid in the year ended 30 June 2026 amounts to $817 million (30 June 2025 – $1,114 million) and is $199 million lower than the current tax charge (30
June 2025 – $11 million higher). This arises as a result of timing differences between the accrual of income taxes, the movement in the provision for uncertain tax positions, the actual payment of cash and refund of the deposit payments.
The Pillar Two rules implemented in the United Kingdom apply to Diageo from the financial year ended 30 June 2025. Diageo is continuously monitoring the implementation and development of the rules around the world. Diageo has applied the temporary exemption under IAS 12 in relation to the accounting for deferred taxes arising from the implementation of the rules. A current tax expense of $13 million (2025 - $7 million) as a result of the Pillar Two rules has been included in the total tax charge for the year ended 30 June 2026.
(e) Deferred tax assets and liabilities
Deferred tax recognised in the consolidated balance sheet comprise the following net deferred tax (liabilities)/assets:

	Property, plant and equipment $ million	Intangible assets $ million	Post-employment plans $ million	Tax losses $ million	Other temporary differences(1) $ million	Total $ million
At 30 June 2024	(688)	(2,395)	(142)	64	357	(2,804)
Exchange differences	(31)	23	(1)	3	(5)	(11)
Recognised in income statement	(92)	78	1	(10)	131	108
Recognised in other comprehensive income and equity	(20)	(67)	3	—	(38)	(122)
Tax rate change – recognised in income statement	(2)	(2)	—	—	—	(4)
Transfer from assets held for sale	40	1	(1)	—	(1)	39
At 30 June 2025	(793)	(2,362)	(140)	57	444	(2,794)
Exchange differences	23	47	6	(1)	13	88
Recognised in income statement	(3)	279	11	7	115	409
Recognised in other comprehensive income and equity	(8)	(62)	10	—	(23)	(83)
Tax rate change – recognised in income statement	—	5	(1)	(1)	(2)	1
Tax rate change – recognised in other comprehensive loss and equity	18	20	—	—	—	38
Acquisition	—	(2)	—	—	—	(2)
Transfer to assets held for sale	88	2	—	(5)	(24)	61
At 30 June 2026	(675)	(2,073)	(114)	57	523	(2,282)
(1)Deferred tax on other temporary differences includes hyperinflation, fair value movement on cross-currency swaps, interest and finance costs, share-based payments and intra-group sales of products.
After offsetting deferred tax assets and liabilities that relate to taxes levied by the same taxation authority on the same taxable fiscal unit, the net deferred tax liability comprises:

	2026 $ million	2025 $ million
Deferred tax assets	173	150
Deferred tax liabilities	(2,455)	(2,944)
	(2,282)	(2,794)
Deferred tax assets of $173 million include $73 million (2025 – $76 million)
arising in jurisdictions with prior year taxable losses. The majority of the asset is in respect of Brazil, Germany and Mexico. It is considered more likely than not that there will be sufficient future taxable profits to realise these deferred tax assets, which for the most part arose on losses from a historic one-off transaction. The majority of deferred tax assets can be carried forward indefinitely. From the total recognised tax losses of $57 million, it is expected that $10 million will be utilised in the year ending 30 June 2027.
(f) Unrecognised deferred tax assets
The following table shows the tax value of tax losses which has not been recognised due to uncertainty over their utilisation in future periods. The gross value of those losses is $699 million (2025 – $741 million).

	2026 $ million	2025 $ million
Capital losses – indefinite	123	125
Trading losses – indefinite	41	42
Trading and capital losses – expiry dates up to 2031	19	26
	183	193
Additionally, no deferred tax asset has been recognised in respect of certain temporary differences arising from brand valuations, as the group is not planning to sell those brands, thus the benefit from the temporary differences is unlikely to be realised.
(g) Unrecognised deferred tax liabilities
Relevant legislation largely exempts overseas dividends remitted from tax. A tax liability is more likely to arise in respect of withholding taxes levied by the overseas jurisdiction. Deferred tax is provided where there is an intention to distribute earnings, and a tax liability arises. It is impractical to estimate the amount of unrecognised deferred tax liabilities in respect of these unremitted earnings.
The aggregate amount of temporary differences in respect of investments in subsidiaries, branches, interests in associates and joint ventures for which deferred tax liabilities have not been recognised is approximately $22.4 billion
(2025 – $23.6 billion).